Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2020
20. Property, plant and equipment
Property, plant and equipment
	Investmentproperty	Property	Equipment	Leased assets	Right of use assets[a]	Total
	£m	£m	£m	£m	£m	£m
Cost
As at 1 January 2020	13	3,938	2,977	9	1,826	8,763
Additions	-	193	246	-	85	524
Disposals	(1)	(96)	(100)	-	(14)	(211)
Exchange and other movements	(2)	(33)	(41)	-	37	(39)
As at 31 December 2020	10	4,002	3,082	9	1,934	9,037
Accumulated depreciation and impairment
As at 1 January 2020	-	(1,901)	(2,306)	(9)	(332)	(4,548)
Depreciation charge	-	(187)	(223)	-	(231)	(641)
Impairment	-	(25)	(2)	-	(15)	(42)
Disposals	-	82	92	-	2	176
Exchange and other movements	-	18	27	-	9	54
As at 31 December 2020	-	(2,013)	(2,412)	(9)	(567)	(5,001)
Net book value	10	1,989	670	-	1,367	4,036
Cost
As at 1 January 2019	9	3,684	2,956	9	1,748	8,406
Additions	5	377	337	-	95	814
Disposals	-	(73)	(251)	-	(10)	(334)
Exchange and other movements	(1)	(50)	(65)	-	(7)	(123)
As at 31 December 2019	13	3,938	2,977	9	1,826	8,763
Accumulated depreciation and impairment
As at 1 January 2019	-	(1,792)	(2,322)	(9)	(104)	(4,227)
Depreciation charge	-	(178)	(229)	-	(226)	(633)
Impairment	-	(11)	(1)	-	(2)	(14)
Disposals	-	56	205	-	-	261
Exchange and other movements	-	24	41	-	-	65
As at 31 December 2019	-	(1,901)	(2,306)	(9)	(332)	(4,548)
Net book value	13	2,037	671	-	1,494	4,215

Note

a Right of use (ROU) asset balances relate to property leases under IFRS 16. Refer to Note 21 for further details.